Reclassifications (Details) - USD ($)	1 Months Ended	12 Months Ended
	Nov. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Mar. 30, 2022
Consolidated statement of financial position
Share capital		$ (13,903)	$ (8,529)		$ (53,240,010)
Share premium		(343,435,529)	(88,873,188)
Accounts payable, accruals and other payables		(33,418,502)	(19,987,552)
Deferred purchase price		(7,425,488)	(3,618,902)
Consolidated statement of comprehensive income
Revenue	$ 31,048,294	51,489,952	25,563,945	$ 14,984,746
Cost of sales		(48,736,323)	(31,349,979)	(19,196,633)
General and administrative expenses		(66,521,060)	(69,029,507)	(15,620,318)
Selling and marketing costs		(18,148,235)	(12,190,989)	(4,231,178)
Provision for expected credit losses		(1,184,542)	(1,101,614)	(510,154)
Other income/(expenses), net		710,458	(807)
Finance income		253,892	126,449	588,611
Loss for the year from discontinued operations		(22,620,656)	(12,399,838)	(8,832,297)
Finance cost		(3,777,291)	(1,494,693)	$ (63,683)
Change in fair value of financial liabilities		$ 109,720,648	(44,330,400)
As previously reported
Consolidated statement of financial position
Share capital			(88,881,717)
Accounts payable, accruals and other payables			(23,606,454)
Consolidated statement of comprehensive income
Revenue			38,345,253
Cost of sales			(48,923,203)
General and administrative expenses			(74,718,946)
Selling and marketing costs			(13,715,238)
Provision for expected credit losses			(1,327,104)
Other income/(expenses), net			(177,067)
Finance income			182,176
Finance cost			(45,873,304)
Reclassification
Consolidated statement of financial position
Share capital			88,873,188
Share premium			(88,873,188)
Accounts payable, accruals and other payables			3,618,902
Deferred purchase price			(3,618,902)
Consolidated statement of comprehensive income
Revenue			(12,781,308)
Cost of sales			17,573,224
General and administrative expenses			5,689,439
Selling and marketing costs			1,524,249
Provision for expected credit losses			225,490
Other income/(expenses), net			176,260
Finance income			(55,727)
Loss for the year from discontinued operations			(12,399,838)
Finance cost			44,378,611
Change in fair value of financial liabilities			$ (44,330,400)